American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
May 31, 2022

Avantis Responsible U.S. Equity ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
Hexcel Corp.	80	4,596
L3Harris Technologies, Inc.	40	9,636
Northrop Grumman Corp.	30	14,039
Parsons Corp.(1)	30	1,172
Rocket Lab USA, Inc.(1)	120	571
		30,014
Air Freight and Logistics — 1.1%
CH Robinson Worldwide, Inc.	50	5,425
Expeditors International of Washington, Inc.	140	15,238
FedEx Corp.	232	52,102
Forward Air Corp.	20	1,864
Hub Group, Inc., Class A(1)	50	3,649
Radiant Logistics, Inc.(1)	170	1,127
United Parcel Service, Inc., Class B	460	83,835
XPO Logistics, Inc.(1)	40	2,138
		165,378
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	320	2,595
Aptiv PLC(1)	130	13,811
Autoliv, Inc.	190	15,215
BorgWarner, Inc.	330	13,306
Dana, Inc.	150	2,484
Gentex Corp.	250	7,770
Gentherm, Inc.(1)	50	3,447
Goodyear Tire & Rubber Co.(1)	480	6,202
Lear Corp.	70	9,867
Motorcar Parts of America, Inc.(1)	60	890
Standard Motor Products, Inc.	30	1,198
Visteon Corp.(1)	20	2,244
Workhorse Group, Inc.(1)	300	927
		79,956
Automobiles — 1.8%
Ford Motor Co.	2,010	27,497
General Motors Co.(1)	1,180	45,642
Harley-Davidson, Inc.	300	10,554
Lucid Group, Inc.(1)	150	3,027
Rivian Automotive, Inc., Class A(1)	40	1,256
Tesla, Inc.(1)	210	159,235
Thor Industries, Inc.	70	5,318
Winnebago Industries, Inc.	80	3,956
		256,485
Banks — 7.1%
1st Source Corp.	30	1,411
ACNB Corp.	30	1,035
Allegiance Bancshares, Inc.	40	1,610
Associated Banc-Corp.	280	5,796
Banc of California, Inc.	90	1,732
BancFirst Corp.	30	2,722

Bancorp, Inc.(1)	100	2,083
Bank of America Corp.	2,420	90,024
Bank of Hawaii Corp.	70	5,564
Bank of Marin Bancorp	30	987
Bank OZK	220	9,123
BankUnited, Inc.	150	6,249
Bankwell Financial Group, Inc.	30	1,072
Banner Corp.	70	4,068
Bar Harbor Bankshares	40	1,090
Baycom Corp.	50	1,159
BCB Bancorp, Inc.	60	1,210
Berkshire Hills Bancorp, Inc.	80	2,089
BOK Financial Corp.	50	4,308
Byline Bancorp, Inc.	50	1,249
Cadence Bank	210	5,613
Camden National Corp.	30	1,328
Carter Bankshares, Inc.(1)	70	1,035
Cathay General Bancorp.	130	5,344
Central Pacific Financial Corp.	70	1,690
Citigroup, Inc.	1,250	66,762
Citizens Financial Group, Inc.	570	23,587
City Holding Co.	20	1,642
Columbia Banking System, Inc.	110	3,317
Comerica, Inc.	230	19,138
Commerce Bancshares, Inc.	140	9,685
Community Bank System, Inc.	50	3,300
Cullen/Frost Bankers, Inc.	60	7,499
Eagle Bancorp, Inc.	60	2,974
East West Bancorp, Inc.	230	16,914
F.N.B. Corp.	520	6,318
Farmers & Merchants Bancorp, Inc.	30	1,209
Fifth Third Bancorp	770	30,361
First BanCorp	390	5,823
First Bancorp, Inc.	40	1,211
First Business Financial Services, Inc.	40	1,376
First Citizens BancShares, Inc., Class A	10	7,004
First Financial Bancorp	130	2,727
First Financial Bankshares, Inc.	130	5,361
First Financial Corp.	30	1,349
First Hawaiian, Inc.	170	4,354
First Horizon Corp.	940	21,460
First Interstate Bancsystem, Inc., Class A	80	3,046
First of Long Island Corp.	50	951
First Republic Bank	90	13,953
Flushing Financial Corp.	60	1,386
German American Bancorp, Inc.	40	1,521
Glacier Bancorp, Inc.	100	4,841
Heritage Financial Corp.	60	1,566
Home BancShares, Inc.	200	4,518
HomeTrust Bancshares, Inc.	40	1,074
Hope Bancorp, Inc.	240	3,499
Huntington Bancshares, Inc.	1,130	15,684
Independent Bank Corp. (Massachusetts)	60	4,998
Independent Bank Corp. (Michigan)	50	991
JPMorgan Chase & Co.	1,150	152,064

KeyCorp	1,410	28,144
Lakeland Bancorp, Inc.	100	1,552
M&T Bank Corp.	220	39,593
Meridian Corp.	30	944
NBT Bancorp, Inc.	80	2,958
Northeast Bank	30	1,134
OceanFirst Financial Corp.	90	1,815
OFG Bancorp	140	3,968
Pacific Premier Bancorp, Inc.	140	4,558
PacWest Bancorp	240	7,579
Park National Corp.	20	2,474
Parke Bancorp, Inc.	50	1,235
PCB Bancorp.	50	1,002
Pinnacle Financial Partners, Inc.	70	5,699
PNC Financial Services Group, Inc.	230	40,344
Popular, Inc.	190	15,525
Premier Financial Corp.	70	1,902
Prosperity Bancshares, Inc.	100	7,250
Regions Financial Corp.	1,270	28,054
Renasant Corp.	70	2,166
Sandy Spring Bancorp, Inc.	90	3,812
Seacoast Banking Corp. of Florida	90	3,082
Sierra Bancorp	40	866
Signature Bank	60	12,976
Silvergate Capital Corp., Class A(1)	20	1,570
SVB Financial Group(1)	50	24,428
Synovus Financial Corp.	300	12,795
Trico Bancshares	50	2,267
Truist Financial Corp.	780	38,797
Trustmark Corp.	90	2,618
U.S. Bancorp	810	42,987
UMB Financial Corp.	60	5,541
Umpqua Holdings Corp.	420	7,413
United Community Banks, Inc.	160	5,029
Unity Bancorp, Inc.	40	1,160
Valley National Bancorp	560	7,118
Webster Financial Corp.	200	9,818
Western Alliance Bancorp	150	12,205
Wintrust Financial Corp.	110	9,613
Zions Bancorp N.A.	280	15,971
		1,031,016
Beverages — 1.4%
Brown-Forman Corp., Class A	40	2,525
Brown-Forman Corp., Class B	290	19,175
Coca-Cola Co.	950	60,211
Constellation Brands, Inc., Class A	70	17,183
Duckhorn Portfolio, Inc.(1)	13	256
Keurig Dr Pepper, Inc.	260	9,032
Molson Coors Beverage Co., Class B	220	12,285
Monster Beverage Corp.(1)	153	13,635
PepsiCo, Inc.	400	67,100
Vintage Wine Estates, Inc.(1)	34	303
		201,705
Biotechnology — 3.3%
2seventy bio, Inc.(1)	27	335

AbbVie, Inc.	580	85,475
Agios Pharmaceuticals, Inc.(1)	40	779
Alkermes PLC(1)	70	2,089
Alnylam Pharmaceuticals, Inc.(1)	10	1,258
Amgen, Inc.	200	51,348
AnaptysBio, Inc.(1)	40	760
Arcus Biosciences, Inc.(1)	40	758
Biogen, Inc.(1)	100	20,000
BioMarin Pharmaceutical, Inc.(1)	120	9,016
Catalyst Pharmaceuticals, Inc.(1)	200	1,440
CureVac NV(1)	70	1,316
Denali Therapeutics, Inc.(1)	40	972
Dynavax Technologies Corp.(1)	190	2,253
Eagle Pharmaceuticals, Inc.(1)	20	934
Emergent BioSolutions, Inc.(1)	60	1,978
Enanta Pharmaceuticals, Inc.(1)	20	799
Exact Sciences Corp.(1)	40	1,992
Exelixis, Inc.(1)	300	5,499
Gilead Sciences, Inc.	1,089	70,622
Halozyme Therapeutics, Inc.(1)	210	9,656
Incyte Corp.(1)	140	10,625
Ionis Pharmaceuticals, Inc.(1)	88	3,214
Ironwood Pharmaceuticals, Inc.(1)	353	3,978
Kezar Life Sciences, Inc.(1)	80	404
Kura Oncology, Inc.(1)	70	921
Ligand Pharmaceuticals, Inc.(1)	10	889
Madrigal Pharmaceuticals, Inc.(1)	20	1,328
Merus NV(1)	40	742
Moderna, Inc.(1)	190	27,613
Myriad Genetics, Inc.(1)	40	770
Neurocrine Biosciences, Inc.(1)	60	5,609
Ovid therapeutics, Inc.(1)	300	507
Point Biopharma Global, Inc.(1)	111	912
PTC Therapeutics, Inc.(1)	19	558
Regeneron Pharmaceuticals, Inc.(1)	90	59,827
Relay Therapeutics, Inc.(1)	50	814
Rigel Pharmaceuticals, Inc.(1)	397	718
Seagen, Inc.(1)	30	4,070
Tango Therapeutics, Inc.(1)	58	388
Travere Therapeutics, Inc.(1)	50	1,165
Ultragenyx Pharmaceutical, Inc.(1)	20	938
United Therapeutics Corp.(1)	60	13,820
Vanda Pharmaceuticals, Inc.(1)	90	885
Ventyx Biosciences, Inc.(1)	33	578
Vertex Pharmaceuticals, Inc.(1)	270	72,535
		483,087
Building Products — 0.8%
Advanced Drainage Systems, Inc.	20	2,190
Allegion PLC	50	5,583
AO Smith Corp.	190	11,423
Apogee Enterprises, Inc.	50	2,080
Armstrong World Industries, Inc.	110	9,185
Builders FirstSource, Inc.(1)	320	20,829
Carrier Global Corp.	240	9,435
Fortune Brands Home & Security, Inc.	60	4,161

Gibraltar Industries, Inc.(1)	10	418
Griffon Corp.	60	1,924
Hayward Holdings, Inc.(1)	60	918
Insteel Industries, Inc.	50	2,071
JELD-WEN Holding, Inc.(1)	80	1,506
Johnson Controls International PLC	90	4,906
Lennox International, Inc.	10	2,089
Masco Corp.	70	3,968
Masonite International Corp.(1)	40	3,673
Patrick Industries, Inc.	40	2,404
Quanex Building Products Corp.	50	1,017
Trane Technologies PLC	50	6,903
Trex Co., Inc.(1)	60	3,823
UFP Industries, Inc.	70	5,404
Zurn Water Solutions Corp.	160	4,611
		110,521
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	10	1,336
Ameriprise Financial, Inc.	170	46,966
Ares Management Corp., Class A	60	4,270
Artisan Partners Asset Management, Inc., Class A	120	4,609
Bank of New York Mellon Corp.	560	26,102
BlackRock, Inc.	40	26,763
Blackstone, Inc.	460	54,184
Carlyle Group, Inc.	420	16,183
Cboe Global Markets, Inc.	40	4,492
Charles Schwab Corp.	640	44,864
CME Group, Inc.	150	29,825
Cohen & Steers, Inc.	60	4,573
Coinbase Global, Inc., Class A(1)	110	8,591
Cowen, Inc., Class A	50	1,327
Diamond Hill Investment Group, Inc.	10	1,871
Donnelley Financial Solutions, Inc.(1)	40	1,244
Evercore, Inc., Class A	70	7,994
FactSet Research Systems, Inc.	30	11,453
Federated Hermes, Inc.	100	3,397
Franklin Resources, Inc.	290	7,853
Goldman Sachs Group, Inc.	220	71,907
Hamilton Lane, Inc., Class A	20	1,391
Houlihan Lokey, Inc.	130	11,172
Interactive Brokers Group, Inc., Class A	40	2,462
Intercontinental Exchange, Inc.	80	8,191
Invesco Ltd.	480	9,283
Janus Henderson Group PLC	170	4,779
KKR & Co., Inc.	370	20,280
Lazard Ltd., Class A	190	6,699
LPL Financial Holdings, Inc.	70	13,733
MarketAxess Holdings, Inc.	30	8,450
Moelis & Co., Class A	120	5,630
Moody's Corp.	50	15,079
Morgan Stanley	750	64,605
Morningstar, Inc.	10	2,570
MSCI, Inc.	10	4,424
Nasdaq, Inc.	10	1,553
Northern Trust Corp.	210	23,468

Open Lending Corp., Class A(1)	140	1,842
Piper Sandler Cos.	50	6,590
Raymond James Financial, Inc.	250	24,623
S&P Global, Inc.	90	31,453
SEI Investments Co.	210	12,270
State Street Corp.	260	18,847
StepStone Group, Inc., Class A	70	1,908
Stifel Financial Corp.	200	12,834
T. Rowe Price Group, Inc.	140	17,793
Tradeweb Markets, Inc., Class A	40	2,704
Victory Capital Holdings, Inc., Class A	60	1,697
Virtu Financial, Inc., Class A	300	7,839
		723,973
Chemicals — 0.9%
AdvanSix, Inc.	80	3,706
Albemarle Corp.	90	23,438
Avient Corp.	70	3,444
Axalta Coating Systems Ltd.(1)	160	4,346
Balchem Corp.	20	2,489
DuPont de Nemours, Inc.	210	14,248
Ecolab, Inc.	40	6,556
Element Solutions, Inc.	50	1,065
Huntsman Corp.	360	13,050
Ingevity Corp.(1)	70	4,878
Innospec, Inc.	30	3,061
International Flavors & Fragrances, Inc.	80	10,574
Kronos Worldwide, Inc.	70	1,333
Livent Corp.(1)	100	3,179
Minerals Technologies, Inc.	40	2,650
PPG Industries, Inc.	60	7,589
Rayonier Advanced Materials, Inc.(1)	74	285
Sherwin-Williams Co.	90	24,124
Stepan Co.	20	2,242
Trinseo PLC	120	5,675
		137,932
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	93	701
ADT, Inc.	140	1,047
Brady Corp., Class A	40	1,940
Brink's Co.	50	3,042
Cintas Corp.	40	15,933
Civeo Corp.(1)	50	1,510
Clean Harbors, Inc.(1)	60	5,604
Copart, Inc.(1)	110	12,598
Deluxe Corp.	40	957
Ennis, Inc.	60	1,089
Healthcare Services Group, Inc.	60	1,030
HNI Corp.	60	2,288
IAA, Inc.(1)	70	2,732
Interface, Inc.	110	1,583
KAR Auction Services, Inc.(1)	60	958
McGrath RentCorp	50	4,111
MSA Safety, Inc.	10	1,275
Quad/Graphics, Inc.(1)	180	724
Rollins, Inc.	90	3,192

Steelcase, Inc., Class A	90	1,103
Tetra Tech, Inc.	20	2,700
UniFirst Corp.	10	1,634
		67,751
Communications Equipment — 0.6%
ADTRAN, Inc.	60	1,112
Arista Networks, Inc.(1)	130	13,296
Ciena Corp.(1)	160	8,131
Cisco Systems, Inc.	680	30,634
EchoStar Corp., Class A(1)	70	1,682
Extreme Networks, Inc.(1)	180	1,786
F5, Inc.(1)	20	3,261
InterDigital, Inc.	50	3,264
Juniper Networks, Inc.	120	3,682
Lumentum Holdings, Inc.(1)	80	6,886
Motorola Solutions, Inc.	30	6,592
NetScout Systems, Inc.(1)	50	1,717
Plantronics, Inc.(1)	50	1,974
ViaSat, Inc.(1)	142	5,608
Viavi Solutions, Inc.(1)	190	2,749
		92,374
Construction and Engineering — 0.1%
AECOM	20	1,397
API Group Corp.(1)	110	1,920
NV5 Global, Inc.(1)	12	1,478
WillScot Mobile Mini Holdings Corp.(1)	210	7,503
		12,298
Construction Materials — 0.1%
Vulcan Materials Co.	72	11,871
Consumer Finance — 1.7%
Ally Financial, Inc.	630	27,745
American Express Co.	190	32,076
Capital One Financial Corp.	420	53,701
Credit Acceptance Corp.(1)	10	5,953
Discover Financial Services	410	46,531
Encore Capital Group, Inc.(1)	80	4,889
Enova International, Inc.(1)	40	1,263
Green Dot Corp., Class A(1)	80	2,307
LendingClub Corp.(1)	70	1,100
Navient Corp.	240	3,840
Nelnet, Inc., Class A	20	1,694
OneMain Holdings, Inc.	270	11,896
PRA Group, Inc.(1)	40	1,480
PROG Holdings, Inc.(1)	90	2,627
Regional Management Corp.	30	1,428
SLM Corp.	690	13,517
SoFi Technologies, Inc.(1)	450	3,366
Synchrony Financial	880	32,595
Upstart Holdings, Inc.(1)	10	504
World Acceptance Corp.(1)	10	1,481
		249,993
Containers and Packaging — 0.7%
AptarGroup, Inc.	60	6,425
Ardagh Metal Packaging SA(1)	130	785
Avery Dennison Corp.	40	6,902

Ball Corp.	160	11,343
Berry Global Group, Inc.(1)	40	2,333
Crown Holdings, Inc.	75	7,833
Graphic Packaging Holding Co.	150	3,339
Greif, Inc., Class A	20	1,189
Packaging Corp. of America	180	28,311
Sealed Air Corp.	140	8,705
Silgan Holdings, Inc.	40	1,752
Sonoco Products Co.	200	11,694
UFP Technologies, Inc.(1)	20	1,529
WestRock Co.	360	17,457
		109,597
Distributors — 0.3%
Funko, Inc., Class A(1)	70	1,426
Genuine Parts Co.	150	20,510
LKQ Corp.	180	9,250
Pool Corp.	20	7,972
		39,158
Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc.(1)	50	1,631
Bright Horizons Family Solutions, Inc.(1)	10	906
frontdoor, Inc.(1)	60	1,484
Graham Holdings Co., Class B	10	6,130
Grand Canyon Education, Inc.(1)	80	7,134
H&R Block, Inc.	60	2,115
Laureate Education, Inc., Class A	100	1,273
OneSpaWorld Holdings Ltd.(1)	110	1,034
Perdoceo Education Corp.(1)	180	1,964
Service Corp. International	140	9,804
Strategic Education, Inc.	20	1,316
Stride, Inc.(1)	60	2,347
Udemy, Inc.(1)	100	1,475
Universal Technical Institute, Inc.(1)	130	1,180
		39,793
Diversified Financial Services — 0.6%
A-Mark Precious Metals, Inc.	20	1,521
Apollo Global Management, Inc.	470	27,091
Cannae Holdings, Inc.(1)	90	1,824
Equitable Holdings, Inc.	880	26,761
Jefferies Financial Group, Inc.	400	13,208
Voya Financial, Inc.	240	16,466
		86,871
Diversified Telecommunication Services — 1.2%
Anterix, Inc.(1)	20	856
AT&T, Inc.	1,770	37,683
ATN International, Inc.	30	1,323
Cogent Communications Holdings, Inc.	20	1,208
Iridium Communications, Inc.(1)	212	7,867
Lumen Technologies, Inc.	440	5,386
Radius Global Infrastructure, Inc., Class A(1)	70	1,043
Verizon Communications, Inc.	2,231	114,428
		169,794
Electric Utilities — 0.5%
Brookfield Renewable Corp., Class A	110	3,980
Constellation Energy Corp.	117	7,263

Edison International	333	23,280
Exelon Corp.	850	41,777
Genie Energy Ltd., Class B	50	412
		76,712
Electrical Equipment — 0.5%
Acuity Brands, Inc.	30	5,251
AMETEK, Inc.	70	8,503
Atkore, Inc.(1)	130	14,159
AZZ, Inc.	30	1,343
Bloom Energy Corp., Class A(1)	50	876
ChargePoint Holdings, Inc.(1)	70	895
Eaton Corp. PLC	70	9,702
EnerSys	30	2,032
FREYR Battery SA(1)	120	1,018
FuelCell Energy, Inc.(1)	180	738
Generac Holdings, Inc.(1)	10	2,471
GrafTech International Ltd.	240	2,083
Hubbell, Inc.	30	5,696
nVent Electric PLC	80	2,832
Plug Power, Inc.(1)	220	4,066
Regal Rexnord Corp.	40	4,998
Rockwell Automation, Inc.	20	4,264
Sensata Technologies Holding PLC	30	1,441
Sunrun, Inc.(1)	70	1,828
Thermon Group Holdings, Inc.(1)	60	944
Vertiv Holdings Co.	90	989
		76,129
Electronic Equipment, Instruments and Components — 1.5%
Amphenol Corp., Class A	120	8,503
Arlo Technologies, Inc.(1)	110	779
Arrow Electronics, Inc.(1)	60	7,239
Avnet, Inc.	110	5,329
Badger Meter, Inc.	20	1,583
Belden, Inc.	20	1,152
Benchmark Electronics, Inc.	40	1,020
CDW Corp.	70	11,890
Cognex Corp.	50	2,421
Coherent, Inc.(1)	30	8,129
Corning, Inc.	1,040	37,253
CTS Corp.	50	2,033
Dolby Laboratories, Inc., Class A	40	3,105
ePlus, Inc.(1)	20	1,135
Fabrinet(1)	40	3,475
Flex Ltd.(1)	860	14,680
II-VI, Inc.(1)	110	6,875
Insight Enterprises, Inc.(1)	30	2,964
IPG Photonics Corp.(1)	30	3,165
Jabil, Inc.	290	17,841
Keysight Technologies, Inc.(1)	120	17,472
Knowles Corp.(1)	90	1,730
Littelfuse, Inc.	20	5,404
Methode Electronics, Inc.	40	1,802
National Instruments Corp.	60	2,119
Novanta, Inc.(1)	10	1,230
OSI Systems, Inc.(1)	20	1,678

PC Connection, Inc.	20	894
Plexus Corp.(1)	20	1,696
Sanmina Corp.(1)	130	5,706
ScanSource, Inc.(1)	40	1,550
TD SYNNEX Corp.	20	2,077
TE Connectivity Ltd.	160	20,702
Trimble, Inc.(1)	30	2,041
TTM Technologies, Inc.(1)	120	1,715
Vishay Intertechnology, Inc.	320	6,541
Vontier Corp.	80	2,145
Zebra Technologies Corp., Class A(1)	10	3,382
		220,455
Energy Equipment and Services†
Newpark Resources, Inc.(1)	220	946
Oil States International, Inc.(1)	140	1,084
SEACOR Marine Holdings, Inc.(1)	11	98
Tidewater, Inc.(1)	60	1,527
		3,655
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(1)	90	1,291
Electronic Arts, Inc.	100	13,865
IMAX Corp.(1)	60	1,039
Live Nation Entertainment, Inc.(1)	50	4,752
Madison Square Garden Entertainment Corp.(1)	30	2,034
Marcus Corp.(1)	60	940
Netflix, Inc.(1)	70	13,821
Playstudios, Inc.(1)	250	1,567
Playtika Holding Corp.(1)	60	889
Roku, Inc.(1)	20	1,898
Take-Two Interactive Software, Inc.(1)	180	22,415
Walt Disney Co.(1)	252	27,831
Warner Bros Discovery, Inc.(1)	520	9,594
World Wrestling Entertainment, Inc., Class A	84	5,609
		107,545
Food and Staples Retailing — 1.6%
Albertsons Cos., Inc., Class A	167	5,102
Andersons, Inc.	50	1,881
BJ's Wholesale Club Holdings, Inc.(1)	150	8,680
Costco Wholesale Corp.	164	76,460
PriceSmart, Inc.	23	1,808
SpartanNash Co.	93	3,200
Sprouts Farmers Market, Inc.(1)	330	8,940
Sysco Corp.	282	23,739
United Natural Foods, Inc.(1)	160	6,786
US Foods Holding Corp.(1)	34	1,126
Walgreens Boots Alliance, Inc.	294	12,886
Walmart, Inc.	670	86,182
		236,790
Food Products — 0.8%
Alico, Inc.	11	464
Campbell Soup Co.	80	3,833
Darling Ingredients, Inc.(1)	240	19,217
General Mills, Inc.	160	11,176
Hain Celestial Group, Inc.(1)	50	1,317
Hershey Co.	90	19,054

Hormel Foods Corp.	110	5,354
J.M. Smucker Co.	90	11,283
Kellogg Co.	90	6,277
Lamb Weston Holdings, Inc.	170	11,488
Lancaster Colony Corp.	20	2,438
McCormick & Co., Inc.	40	3,709
Mondelez International, Inc., Class A	370	23,517
		119,127
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	500	58,730
ABIOMED, Inc.(1)	20	5,274
Align Technology, Inc.(1)	20	5,553
Atrion Corp.	5	3,144
Avanos Medical, Inc.(1)	40	1,148
Baxter International, Inc.	120	9,126
Becton Dickinson and Co.	50	12,790
Boston Scientific Corp.(1)	400	16,404
Cooper Cos., Inc.	20	7,015
Cue Health, Inc.(1)	103	545
Danaher Corp.	105	27,701
DENTSPLY SIRONA, Inc.	90	3,560
DexCom, Inc.(1)	10	2,979
Edwards Lifesciences Corp.(1)	245	24,708
Embecta Corp.(1)	23	570
Glaukos Corp.(1)	40	1,633
Globus Medical, Inc., Class A(1)	50	3,330
Haemonetics Corp.(1)	40	2,530
Hologic, Inc.(1)	310	23,334
ICU Medical, Inc.(1)	20	3,633
IDEXX Laboratories, Inc.(1)	30	11,748
Insulet Corp.(1)	10	2,135
Integer Holdings Corp.(1)	20	1,596
Intuitive Surgical, Inc.(1)	60	13,658
Medtronic PLC	300	30,045
Meridian Bioscience, Inc.(1)	80	2,200
Merit Medical Systems, Inc.(1)	40	2,456
Neogen Corp.(1)	60	1,588
Penumbra, Inc.(1)	10	1,469
PROCEPT BioRobotics Corp.(1)	43	1,682
QuidelOrtho Corp.	73	6,937
ResMed, Inc.	30	6,104
STERIS PLC	30	6,846
Stryker Corp.	60	14,070
Teleflex, Inc.	20	5,755
West Pharmaceutical Services, Inc.	45	13,967
Zimmer Biomet Holdings, Inc.	100	12,021
		347,984
Health Care Providers and Services — 3.0%
Acadia Healthcare Co., Inc.(1)	52	3,701
agilon health, Inc.(1)	101	1,929
AmerisourceBergen Corp.	110	17,027
AMN Healthcare Services, Inc.(1)	91	8,818
Anthem, Inc.	120	61,153
Cardinal Health, Inc.	230	12,954
Centene Corp.(1)	440	35,833

Chemed Corp.	10	4,844
Cigna Corp.	60	16,097
CorVel Corp.(1)	10	1,492
CVS Health Corp.	230	22,252
DaVita, Inc.(1)	30	2,925
Encompass Health Corp.	20	1,311
Ensign Group, Inc.	100	8,117
Fulgent Genetics, Inc.(1)	39	2,126
Guardant Health, Inc.(1)	20	820
HCA Healthcare, Inc.	40	8,416
HealthEquity, Inc.(1)	50	3,129
Henry Schein, Inc.(1)	64	5,481
Humana, Inc.	59	26,799
Laboratory Corp. of America Holdings	90	22,205
LHC Group, Inc.(1)	4	667
McKesson Corp.	40	13,147
ModivCare, Inc.(1)	10	954
Molina Healthcare, Inc.(1)	120	34,826
National Research Corp.	30	1,077
Oak Street Health, Inc.(1)	28	529
Owens & Minor, Inc.	140	4,883
Patterson Cos., Inc.	90	2,843
Premier, Inc., Class A	150	5,611
Quest Diagnostics, Inc.	30	4,231
R1 RCM, Inc.(1)	110	2,362
Tivity Health, Inc.(1)	40	1,296
UnitedHealth Group, Inc.	176	87,433
Universal Health Services, Inc., Class B	60	7,477
		434,765
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	341	5,827
American Well Corp., Class A(1)	128	484
Change Healthcare, Inc.(1)	42	1,012
Evolent Health, Inc., Class A(1)	50	1,406
NextGen Healthcare, Inc.(1)	70	1,268
Omnicell, Inc.(1)	20	2,223
Privia Health Group, Inc.(1)	50	1,198
Teladoc Health, Inc.(1)	30	1,023
Veeva Systems, Inc., Class A(1)	30	5,108
		19,549
Hotels, Restaurants and Leisure — 1.2%
Airbnb, Inc., Class A(1)	60	7,252
Aramark	40	1,379
BJ's Restaurants, Inc.(1)	40	1,051
Bloomin' Brands, Inc.	110	2,322
Cheesecake Factory, Inc.	120	3,919
Chipotle Mexican Grill, Inc.(1)	10	14,025
Choice Hotels International, Inc.	60	7,673
Chuy's Holdings, Inc.(1)	40	904
Cracker Barrel Old Country Store, Inc.	60	6,121
Darden Restaurants, Inc.	120	15,000
Dave & Buster's Entertainment, Inc.(1)	40	1,516
Domino's Pizza, Inc.	10	3,632
Hilton Grand Vacations, Inc.(1)	40	1,830
Hilton Worldwide Holdings, Inc.	70	9,860

Hyatt Hotels Corp., Class A(1)	110	9,723
Jack in the Box, Inc.	20	1,366
Marriott International, Inc., Class A	40	6,863
Marriott Vacations Worldwide Corp.	10	1,477
McDonald's Corp.	130	32,787
ONE Group Hospitality, Inc.(1)	110	989
Papa John's International, Inc.	20	1,760
Ruth's Hospitality Group, Inc.	100	1,843
SeaWorld Entertainment, Inc.(1)	20	1,084
Shake Shack, Inc., Class A(1)	20	973
Six Flags Entertainment Corp.(1)	30	881
Starbucks Corp.	140	10,990
Texas Roadhouse, Inc.	150	11,695
Travel + Leisure Co.	30	1,533
Vail Resorts, Inc.	10	2,522
Wendy's Co.	140	2,610
Wingstop, Inc.	10	797
Wyndham Hotels & Resorts, Inc.	50	4,006
Yum! Brands, Inc.	70	8,503
		178,886
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	70	1,135
Cavco Industries, Inc.(1)	10	2,222
Century Communities, Inc.	30	1,631
D.R. Horton, Inc.	200	15,030
Ethan Allen Interiors, Inc.	60	1,396
Garmin Ltd.	70	7,393
GoPro, Inc., Class A(1)	270	1,866
Green Brick Partners, Inc.(1)	50	1,216
Helen of Troy Ltd.(1)	10	1,852
Hovnanian Enterprises, Inc., Class A(1)	20	1,024
Installed Building Products, Inc.	10	955
iRobot Corp.(1)	20	952
KB Home	100	3,449
La-Z-Boy, Inc.	60	1,532
Lennar Corp., B Shares	20	1,343
Lennar Corp., Class A	200	16,050
LGI Homes, Inc.(1)	10	980
M.D.C. Holdings, Inc.	50	1,909
M/I Homes, Inc.(1)	30	1,403
Meritage Homes Corp.(1)	30	2,559
Mohawk Industries, Inc.(1)	40	5,658
Newell Brands, Inc.	260	5,574
PulteGroup, Inc.	420	19,009
Skyline Champion Corp.(1)	110	5,844
Sonos, Inc.(1)	110	2,434
Taylor Morrison Home Corp.(1)	290	8,401
Tempur Sealy International, Inc.	130	3,428
Toll Brothers, Inc.	140	7,066
TopBuild Corp.(1)	10	1,973
Tri Pointe Homes, Inc.(1)	250	5,268
Whirlpool Corp.	110	20,266
		150,818
Household Products — 1.2%
Church & Dwight Co., Inc.	140	12,608

Clorox Co.	91	13,228
Colgate-Palmolive Co.	460	36,252
Energizer Holdings, Inc.	40	1,200
Kimberly-Clark Corp.	230	30,595
Procter & Gamble Co.	490	72,461
Spectrum Brands Holdings, Inc.	100	8,774
		175,118
Independent Power and Renewable Electricity Producers†
Ormat Technologies, Inc.	60	5,038
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	20	5,089
Honeywell International, Inc.	90	17,426
Roper Technologies, Inc.	10	4,424
		26,939
Insurance — 5.5%
Aflac, Inc.	590	35,736
Alleghany Corp.(1)	20	16,676
Allstate Corp.	340	46,475
American Financial Group, Inc.	120	16,956
American International Group, Inc.	640	37,555
AMERISAFE, Inc.	30	1,512
Aon PLC, Class A	100	27,567
Arch Capital Group Ltd.(1)	490	23,255
Argo Group International Holdings Ltd.	40	1,694
Arthur J. Gallagher & Co.	130	21,052
Assurant, Inc.	60	10,601
Assured Guaranty Ltd.	100	5,885
Axis Capital Holdings Ltd.	210	12,300
Brighthouse Financial, Inc.(1)	150	7,368
Brown & Brown, Inc.	40	2,375
Chubb Ltd.	210	44,371
Cincinnati Financial Corp.	140	17,900
CNA Financial Corp.	30	1,375
CNO Financial Group, Inc.	200	4,114
Employers Holdings, Inc.	40	1,656
Erie Indemnity Co., Class A	30	5,033
Everest Re Group Ltd.	60	16,950
Fidelity National Financial, Inc.	490	20,727
First American Financial Corp.	180	10,906
Genworth Financial, Inc., Class A(1)	830	3,362
Globe Life, Inc.	150	14,636
Hanover Insurance Group, Inc.	60	8,796
Hartford Financial Services Group, Inc.	490	35,530
Hippo Holdings, Inc.(1)	520	738
Horace Mann Educators Corp.	70	2,832
Kemper Corp.	40	2,113
Kinsale Capital Group, Inc.	30	6,596
Lincoln National Corp.	170	9,848
Markel Corp.(1)	10	13,694
Marsh & McLennan Cos., Inc.	110	17,595
Mercury General Corp.	40	1,958
MetLife, Inc.	520	35,043
Old Republic International Corp.	510	12,199
Oscar Health, Inc., Class A(1)	130	629
Primerica, Inc.	90	11,340

Principal Financial Group, Inc.	360	26,255
ProAssurance Corp.	80	1,777
Progressive Corp.	310	37,008
Prudential Financial, Inc.	280	29,750
Reinsurance Group of America, Inc.	120	15,102
RenaissanceRe Holdings Ltd.	60	9,211
RLI Corp.	40	4,845
Selective Insurance Group, Inc.	100	7,930
SiriusPoint Ltd.(1)	230	1,288
Travelers Cos., Inc.	280	50,131
Unum Group	300	10,935
White Mountains Insurance Group Ltd.	10	12,449
Willis Towers Watson PLC	40	8,443
WR Berkley Corp.	250	17,783
		799,855
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A(1)	90	204,772
Alphabet, Inc., Class C(1)	80	182,462
Cars.com, Inc.(1)	210	2,174
IAC/InterActiveCorp(1)	60	5,118
Match Group, Inc.(1)	40	3,151
Meta Platforms, Inc., Class A(1)	635	122,961
Pinterest, Inc., Class A(1)	150	2,947
Snap, Inc., Class A(1)	90	1,270
Twitter, Inc.(1)	200	7,920
Yelp, Inc.(1)	60	1,765
Zillow Group, Inc., Class A(1)	20	799
Zillow Group, Inc., Class C(1)	40	1,596
ZoomInfo Technologies, Inc.(1)	40	1,616
		538,551
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	100	240,419
Booking Holdings, Inc.(1)	30	67,307
Chewy, Inc., Class A(1)	60	1,488
DoorDash, Inc., Class A(1)	40	3,076
eBay, Inc.	310	15,088
Etsy, Inc.(1)	50	4,056
Expedia Group, Inc.(1)	80	10,347
Liquidity Services, Inc.(1)	70	949
PetMed Express, Inc.	40	881
Quotient Technology, Inc.(1)	170	711
Revolve Group, Inc.(1)	30	881
Shutterstock, Inc.	40	2,408
Wayfair, Inc., Class A(1)	10	594
		348,205
IT Services — 4.5%
Accenture PLC, Class A	200	59,692
Akamai Technologies, Inc.(1)	150	15,156
Amdocs Ltd.	100	8,689
Automatic Data Processing, Inc.	290	64,653
Bill.com Holdings, Inc.(1)	20	2,365
Black Knight, Inc.(1)	20	1,358
Booz Allen Hamilton Holding Corp.	70	6,010
Bread Financial Holdings, Inc.	130	7,163
Broadridge Financial Solutions, Inc.	50	7,311

Cass Information Systems, Inc.	30	1,024
Cognizant Technology Solutions Corp., Class A	310	23,157
CSG Systems International, Inc.	70	4,353
DXC Technology Co.(1)	550	19,371
EPAM Systems, Inc.(1)	10	3,385
Euronet Worldwide, Inc.(1)	40	4,846
EVERTEC, Inc.	60	2,276
ExlService Holdings, Inc.(1)	20	2,844
Fidelity National Information Services, Inc.	70	7,315
Fiserv, Inc.(1)	60	6,011
FleetCor Technologies, Inc.(1)	40	9,952
Gartner, Inc.(1)	50	13,120
Genpact Ltd.	70	3,106
Global Payments, Inc.	30	3,931
GoDaddy, Inc., Class A(1)	140	10,507
Hackett Group, Inc.	50	1,025
International Business Machines Corp.	200	27,768
Jack Henry & Associates, Inc.	90	16,931
Kyndryl Holdings, Inc.(1)	480	5,923
Leidos Holdings, Inc.	20	2,090
LiveRamp Holdings, Inc.(1)	30	768
ManTech International Corp., Class A	20	1,913
Mastercard, Inc., Class A	260	93,046
MAXIMUS, Inc.	20	1,298
MongoDB, Inc.(1)	10	2,371
Okta, Inc.(1)	10	831
Paychex, Inc.	260	32,196
PayPal Holdings, Inc.(1)	220	18,746
Sabre Corp.(1)	110	826
Science Applications International Corp.	20	1,731
Snowflake, Inc., Class A(1)	50	6,382
Switch, Inc., Class A	100	3,375
TTEC Holdings, Inc.	20	1,349
Twilio, Inc., Class A(1)	30	3,155
VeriSign, Inc.(1)	30	5,236
Verra Mobility Corp.(1)	110	1,755
Visa, Inc., Class A	630	133,667
Western Union Co.	390	7,075
WEX, Inc.(1)	20	3,406
		660,458
Leisure Products — 0.3%
Acushnet Holdings Corp.	50	2,035
Brunswick Corp.	160	12,037
Callaway Golf Co.(1)	70	1,520
Hasbro, Inc.	20	1,795
Malibu Boats, Inc., Class A(1)	50	2,930
MasterCraft Boat Holdings, Inc.(1)	50	1,170
Mattel, Inc.(1)	180	4,521
Peloton Interactive, Inc., Class A(1)	80	1,117
Polaris, Inc.	80	8,524
YETI Holdings, Inc.(1)	50	2,287
		37,936
Life Sciences Tools and Services — 0.9%
10X Genomics, Inc., Class A(1)	20	1,024
Agilent Technologies, Inc.	60	7,654

Avantor, Inc.(1)	100	3,204
Bio-Rad Laboratories, Inc., Class A(1)	10	5,378
Bio-Techne Corp.	10	3,697
Bruker Corp.	70	4,374
Charles River Laboratories International, Inc.(1)	16	3,745
Illumina, Inc.(1)	32	7,663
IQVIA Holdings, Inc.(1)	50	10,763
Maravai LifeSciences Holdings, Inc., Class A(1)	60	1,869
Medpace Holdings, Inc.(1)	20	2,865
Mettler-Toledo International, Inc.(1)	20	25,722
PerkinElmer, Inc.	20	2,993
Repligen Corp.(1)	10	1,645
Sotera Health Co.(1)	60	1,278
Syneos Health, Inc.(1)	20	1,478
Thermo Fisher Scientific, Inc.	60	34,054
Waters Corp.(1)	40	13,118
		132,524
Machinery — 2.1%
AGCO Corp.	70	8,969
Alamo Group, Inc.	10	1,176
Allison Transmission Holdings, Inc.	80	3,201
Barnes Group, Inc.	50	1,801
Cummins, Inc.	160	33,459
Deere & Co.	207	74,060
Dover Corp.	30	4,017
Esab Corp.(1)	20	1,000
Evoqua Water Technologies Corp.(1)	140	4,983
Federal Signal Corp.	50	1,755
Flowserve Corp.	90	2,835
Franklin Electric Co., Inc.	30	2,212
Gates Industrial Corp. PLC(1)	70	893
Helios Technologies, Inc.	20	1,368
IDEX Corp.	20	3,831
Illinois Tool Works, Inc.	120	24,968
Ingersoll Rand, Inc.	180	8,487
ITT, Inc.	80	5,906
John Bean Technologies Corp.	10	1,218
Lincoln Electric Holdings, Inc.	100	13,582
Lindsay Corp.	7	882
Middleby Corp.(1)	10	1,515
Nordson Corp.	20	4,358
Oshkosh Corp.	140	13,007
Otis Worldwide Corp.	80	5,952
PACCAR, Inc.	250	21,710
Parker-Hannifin Corp.	20	5,443
Pentair PLC	30	1,505
Proterra, Inc.(1)	190	1,226
Shyft Group, Inc.	60	1,331
Snap-on, Inc.	70	15,532
Stanley Black & Decker, Inc.	30	3,561
Tennant Co.	30	1,867
Timken Co.	80	4,886
Titan International, Inc.(1)	100	1,821
Toro Co.	90	7,424
TriMas Corp.	60	1,691

Trinity Industries, Inc.	80	1,989
Watts Water Technologies, Inc., Class A	20	2,617
Westinghouse Air Brake Technologies Corp.	70	6,612
Woodward, Inc.	50	5,080
Xylem, Inc.	20	1,685
		311,415
Marine — 0.1%
Costamare, Inc.	90	1,280
Eagle Bulk Shipping, Inc.	20	1,465
Matson, Inc.	100	8,988
Safe Bulkers, Inc.	220	1,047
		12,780
Media — 1.0%
Altice USA, Inc., Class A(1)	20	228
Charter Communications, Inc., Class A(1)	20	10,139
Comcast Corp., Class A	1,060	46,937
DISH Network Corp., Class A(1)	260	5,936
E.W. Scripps Co., Class A(1)	60	952
Entravision Communications Corp., Class A	170	889
Fox Corp., Class A	270	9,588
Fox Corp., Class B	130	4,252
Interpublic Group of Cos., Inc.	240	7,735
John Wiley & Sons, Inc., Class A	20	1,059
Liberty Broadband Corp., Class A(1)	10	1,220
Liberty Broadband Corp., Class C(1)	50	6,258
New York Times Co., Class A	120	4,139
News Corp., Class A	310	5,394
News Corp., Class B	90	1,582
Nexstar Media Group, Inc., Class A	20	3,504
Omnicom Group, Inc.	110	8,207
Paramount Global, Class B	470	16,135
PubMatic, Inc., Class A(1)	60	1,196
Scholastic Corp.	40	1,501
Sinclair Broadcast Group, Inc., Class A	40	969
Sirius XM Holdings, Inc.	190	1,216
TechTarget, Inc.(1)	20	1,422
Thryv Holdings, Inc.(1)	40	1,048
WideOpenWest, Inc.(1)	172	3,781
		145,287
Metals and Mining — 0.5%
Arconic Corp.(1)	100	2,813
Commercial Metals Co.	250	9,932
Gold Resource Corp.	450	787
Newmont Corp.	560	37,996
Reliance Steel & Aluminum Co.	60	11,664
Royal Gold, Inc.	70	7,916
Schnitzer Steel Industries, Inc., Class A	67	2,722
		73,830
Multiline Retail — 1.1%
Big Lots, Inc.	60	1,469
Dillard's, Inc., Class A	10	3,015
Dollar General Corp.	130	28,644
Dollar Tree, Inc.(1)	290	46,496
Kohl's Corp.	340	13,709
Macy's, Inc.	770	18,211

Nordstrom, Inc.	180	4,757
Ollie's Bargain Outlet Holdings, Inc.(1)	30	1,409
Target Corp.	290	46,945
		164,655
Oil, Gas and Consumable Fuels — 0.2%
Battalion Oil Corp.(1)	60	962
Epsilon Energy Ltd.	55	384
Evolution Petroleum Corp.	140	1,026
HighPeak Energy, Inc.	25	797
Kimbell Royalty Partners LP	130	2,465
NACCO Industries, Inc., Class A	12	692
Ring Energy, Inc.(1)	280	1,243
SandRidge Energy, Inc.(1)	120	2,828
SilverBow Resources, Inc.(1)	40	1,545
Teekay Tankers Ltd., Class A(1)	41	847
Texas Pacific Land Corp.	10	15,660
VAALCO Energy, Inc.	210	1,608
Vertex Energy, Inc.(1)	110	1,539
Viper Energy Partners LP	80	2,685
		34,281
Paper and Forest Products — 0.2%
Boise Cascade Co.	130	10,052
Clearwater Paper Corp.(1)	40	1,374
Glatfelter Corp.	80	690
Louisiana-Pacific Corp.	200	13,812
Mercer International, Inc.	120	1,772
Neenah, Inc.	30	1,137
		28,837
Personal Products — 0.2%
Edgewell Personal Care Co.	30	1,092
Estee Lauder Cos., Inc., Class A	110	28,011
GXO Logistics, Inc.(1)	80	4,342
Herbalife Nutrition Ltd.(1)	30	654
Olaplex Holdings, Inc.(1)	70	1,128
		35,227
Pharmaceuticals — 4.7%
Arvinas, Inc.(1)	92	3,836
Assertio Holdings, Inc.(1)	172	518
Bristol-Myers Squibb Co.	1,502	113,326
Catalent, Inc.(1)	40	4,122
DICE Therapeutics, Inc.(1)	35	481
Elanco Animal Health, Inc.(1)	170	4,029
Jazz Pharmaceuticals PLC(1)	40	5,987
Johnson & Johnson	1,040	186,711
Merck & Co., Inc.	1,410	129,762
Organon & Co.	80	3,037
Pfizer, Inc.	3,107	164,795
Prometheus Biosciences, Inc.(1)	40	1,042
Royalty Pharma PLC, Class A	200	8,228
Viatris, Inc.	2,280	27,976
Zoetis, Inc.	190	32,477
		686,327
Professional Services — 0.7%
ASGN, Inc.(1)	20	1,905
Clarivate PLC(1)	130	1,920

CoStar Group, Inc.(1)	90	5,484
CRA International, Inc.	20	1,715
Dun & Bradstreet Holdings, Inc.(1)	70	1,209
Equifax, Inc.	30	6,077
Exponent, Inc.	20	1,808
Forrester Research, Inc.(1)	20	1,047
Franklin Covey Co.(1)	30	1,149
FTI Consulting, Inc.(1)	10	1,680
Heidrick & Struggles International, Inc.	60	2,074
Insperity, Inc.	63	6,304
Jacobs Engineering Group, Inc.	20	2,802
Kelly Services, Inc., Class A	60	1,198
Kforce, Inc.	60	3,941
Korn Ferry	90	5,531
ManpowerGroup, Inc.	80	7,169
Nielsen Holdings PLC	60	1,534
Resources Connection, Inc.	31	572
Robert Half International, Inc.	230	20,734
TransUnion	40	3,472
TriNet Group, Inc.(1)	80	6,283
TrueBlue, Inc.(1)	90	1,982
Verisk Analytics, Inc.	50	8,746
		96,336
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	180	14,911
Cushman & Wakefield PLC(1)	130	2,427
Forestar Group, Inc.(1)	60	995
Howard Hughes Corp.(1)	50	4,206
Jones Lang LaSalle, Inc.(1)	60	11,839
Kennedy-Wilson Holdings, Inc.	210	4,423
Marcus & Millichap, Inc.	80	3,350
RE/MAX Holdings, Inc., Class A	50	1,215
Realogy Holdings Corp.(1)	70	867
Stratus Properties, Inc.(1)	7	300
		44,533
Road and Rail — 2.3%
AMERCO	10	4,900
ArcBest Corp.	70	5,294
CSX Corp.	1,940	61,673
Daseke, Inc.(1)	90	680
Heartland Express, Inc.	80	1,142
J.B. Hunt Transport Services, Inc.	140	24,161
Knight-Swift Transportation Holdings, Inc.	160	7,782
Landstar System, Inc.	80	12,114
Lyft, Inc., Class A(1)	60	1,061
Marten Transport Ltd.	130	2,283
Norfolk Southern Corp.	218	52,246
Old Dominion Freight Line, Inc.	110	28,406
PAM Transportation Services, Inc.(1)	40	1,114
Ryder System, Inc.	130	10,403
Saia, Inc.(1)	50	9,880
Schneider National, Inc., Class B	140	3,380
Uber Technologies, Inc.(1)	310	7,192
Union Pacific Corp.	460	101,099
USA Truck, Inc.(1)	50	792

Werner Enterprises, Inc.	120	4,868
		340,470
Semiconductors and Semiconductor Equipment — 6.6%
Advanced Energy Industries, Inc.	60	4,888
Advanced Micro Devices, Inc.(1)	760	77,414
Allegro MicroSystems, Inc.(1)	50	1,288
Amkor Technology, Inc.	100	2,044
Analog Devices, Inc.	120	20,208
Applied Materials, Inc.	650	76,238
Axcelis Technologies, Inc.(1)	70	4,344
Azenta, Inc.	70	5,365
Broadcom, Inc.	100	58,013
Cirrus Logic, Inc.(1)	60	4,892
Cohu, Inc.(1)	50	1,522
Enphase Energy, Inc.(1)	60	11,171
Entegris, Inc.	80	8,877
First Solar, Inc.(1)	50	3,530
Formfactor, Inc.(1)	70	2,874
GLOBALFOUNDRIES, Inc.(1)	30	1,791
Intel Corp.	1,800	79,956
KLA Corp.	130	47,430
Kulicke & Soffa Industries, Inc.	104	5,634
Lam Research Corp.	120	62,404
Lattice Semiconductor Corp.(1)	40	2,081
Marvell Technology, Inc.	180	10,647
MaxLinear, Inc.(1)	20	792
Microchip Technology, Inc.	160	11,624
Micron Technology, Inc.	1,040	76,794
MKS Instruments, Inc.	70	8,645
Monolithic Power Systems, Inc.	10	4,504
NVIDIA Corp.	450	84,024
NXP Semiconductors NV	90	17,078
ON Semiconductor Corp.(1)	530	32,160
Onto Innovation, Inc.(1)	50	4,019
PDF Solutions, Inc.(1)	40	956
Photronics, Inc.(1)	130	2,826
Qorvo, Inc.(1)	50	5,587
QUALCOMM, Inc.	560	80,203
Rambus, Inc.(1)	90	2,259
Semtech Corp.(1)	30	1,923
Silicon Laboratories, Inc.(1)	40	5,966
SMART Global Holdings, Inc.(1)	60	1,479
SolarEdge Technologies, Inc.(1)	20	5,456
Teradyne, Inc.	240	26,222
Texas Instruments, Inc.	492	86,966
Ultra Clean Holdings, Inc.(1)	60	2,014
Universal Display Corp.	20	2,526
Veeco Instruments, Inc.(1)	50	1,072
Wolfspeed, Inc.(1)	70	5,266
		962,972
Software — 6.7%
A10 Networks, Inc.	80	1,233
ACI Worldwide, Inc.(1)	40	1,066
Adobe, Inc.(1)	70	29,154
Altair Engineering, Inc., Class A(1)	20	1,099

Anaplan, Inc.(1)	30	1,968
ANSYS, Inc.(1)	10	2,604
Autodesk, Inc.(1)	70	14,542
Avalara, Inc.(1)	20	1,693
Bentley Systems, Inc., Class B	50	1,719
Box, Inc., Class A(1)	60	1,567
C3.ai, Inc., Class A(1)	60	1,135
Cadence Design Systems, Inc.(1)	105	16,142
CDK Global, Inc.	112	6,100
Cloudflare, Inc., Class A(1)	20	1,120
CommVault Systems, Inc.(1)	20	1,220
Concentrix Corp.	30	4,647
Consensus Cloud Solutions, Inc.(1)	20	961
Crowdstrike Holdings, Inc., Class A(1)	50	7,999
Datadog, Inc., Class A(1)	40	3,816
Digital Turbine, Inc.(1)	60	1,526
DigitalOcean Holdings, Inc.(1)	20	977
DocuSign, Inc.(1)	90	7,552
Dropbox, Inc., Class A(1)	60	1,250
Duck Creek Technologies, Inc.(1)	50	929
Dynatrace, Inc.(1)	30	1,130
Elastic NV(1)	20	1,233
Envestnet, Inc.(1)	20	1,332
Fair Isaac Corp.(1)	10	4,095
Fortinet, Inc.(1)	120	35,297
Globant SA(1)	10	1,895
Guidewire Software, Inc.(1)	20	1,599
Intuit, Inc.	40	16,578
Manhattan Associates, Inc.(1)	40	4,837
Microsoft Corp.	2,360	641,613
NortonLifeLock, Inc.	170	4,138
Nutanix, Inc., Class A(1)	50	810
Oracle Corp. (New York)	220	15,822
Palantir Technologies, Inc., Class A(1)	230	1,996
Palo Alto Networks, Inc.(1)	60	30,167
Paycom Software, Inc.(1)	20	5,687
Paylocity Holding Corp.(1)	10	1,749
Progress Software Corp.	30	1,449
PTC, Inc.(1)	20	2,331
Qualys, Inc.(1)	40	5,227
Rapid7, Inc.(1)	21	1,488
RingCentral, Inc., Class A(1)	10	631
Salesforce, Inc.(1)	90	14,422
ServiceNow, Inc.(1)	40	18,699
Smartsheet, Inc., Class A(1)	30	1,069
Splunk, Inc.(1)	10	1,026
SPS Commerce, Inc.(1)	20	2,141
SS&C Technologies Holdings, Inc.	40	2,560
Synopsys, Inc.(1)	30	9,576
Tenable Holdings, Inc.(1)	20	1,006
Teradata Corp.(1)	130	4,996
Trade Desk, Inc., Class A(1)	80	4,164
Tyler Technologies, Inc.(1)	10	3,558
Unity Software, Inc.(1)	20	799
VMware, Inc., Class A	60	7,686

Workday, Inc., Class A(1)	30	4,689
Zendesk, Inc.(1)	20	1,829
Ziff Davis, Inc.(1)	30	2,290
Zoom Video Communications, Inc., Class A(1)	50	5,372
Zscaler, Inc.(1)	10	1,531
		980,536
Specialty Retail — 3.9%
Aaron's Co., Inc.	50	978
Abercrombie & Fitch Co., Class A(1)	160	3,270
Academy Sports & Outdoors, Inc.	150	5,026
Advance Auto Parts, Inc.	120	22,783
American Eagle Outfitters, Inc.	290	3,512
Asbury Automotive Group, Inc.(1)	20	3,623
AutoNation, Inc.(1)	110	13,152
AutoZone, Inc.(1)	10	20,596
Bath & Body Works, Inc.	70	2,871
Bed Bath & Beyond, Inc.(1)	50	433
Best Buy Co., Inc.	320	26,259
Big 5 Sporting Goods Corp.	70	893
Boot Barn Holdings, Inc.(1)	50	4,035
Buckle, Inc.	80	2,629
Build-A-Bear Workshop, Inc.	70	1,427
Burlington Stores, Inc.(1)	70	11,781
Caleres, Inc.	110	3,131
Camping World Holdings, Inc., Class A	40	1,085
CarMax, Inc.(1)	50	4,963
Carvana Co.(1)	10	294
Cato Corp., Class A	60	783
Chico's FAS, Inc.(1)	340	1,683
Children's Place, Inc.(1)	30	1,424
Conn's, Inc.(1)	60	792
Dick's Sporting Goods, Inc.	90	7,311
Five Below, Inc.(1)	70	9,141
Floor & Decor Holdings, Inc., Class A(1)	60	4,526
Foot Locker, Inc.	190	6,266
GameStop Corp., Class A(1)	20	2,495
Gap, Inc.	390	4,302
Genesco, Inc.(1)	40	2,252
Group 1 Automotive, Inc.	40	7,184
Guess?, Inc.	110	2,295
Haverty Furniture Cos., Inc.	40	1,130
Hibbett, Inc.	30	1,523
Home Depot, Inc.	360	108,990
Leslie's, Inc.(1)	60	1,165
Lithia Motors, Inc.	60	18,268
Lowe's Cos., Inc.	120	23,436
MarineMax, Inc.(1)	60	2,485
National Vision Holdings, Inc.(1)	30	844
O'Reilly Automotive, Inc.(1)	20	12,743
ODP Corp.(1)	90	3,437
Penske Automotive Group, Inc.	60	6,908
Rent-A-Center, Inc.	70	1,928
RH(1)	20	5,802
Ross Stores, Inc.	340	28,907
Sally Beauty Holdings, Inc.(1)	110	1,668

Shoe Carnival, Inc.	40	1,090
Signet Jewelers Ltd.	140	8,344
Sleep Number Corp.(1)	20	919
Sonic Automotive, Inc., Class A	50	2,281
Tilly's, Inc., Class A	110	911
TJX Cos., Inc.	960	61,027
Tractor Supply Co.	170	31,851
Ulta Beauty, Inc.(1)	90	38,079
Urban Outfitters, Inc.(1)	110	2,316
Victoria's Secret & Co.(1)	220	9,066
Williams-Sonoma, Inc.	110	14,071
Zumiez, Inc.(1)	50	1,641
		574,025
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	4,770	709,967
Avid Technology, Inc.(1)	40	1,172
Dell Technologies, Inc., Class C	140	6,992
Hewlett Packard Enterprise Co.	640	9,984
HP, Inc.	300	11,652
NCR Corp.(1)	100	3,469
NetApp, Inc.	160	11,512
Pure Storage, Inc., Class A(1)	80	1,898
Seagate Technology Holdings PLC	220	18,627
Super Micro Computer, Inc.(1)	50	2,503
Western Digital Corp.(1)	180	10,924
Xerox Holdings Corp.	120	2,258
		790,958
Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	340	16,572
Carter's, Inc.	90	6,934
Columbia Sportswear Co.	60	4,667
Crocs, Inc.(1)	60	3,346
Deckers Outdoor Corp.(1)	20	5,371
Fossil Group, Inc.(1)	120	881
G-III Apparel Group Ltd.(1)	80	2,005
Hanesbrands, Inc.	270	3,205
Kontoor Brands, Inc.	70	2,805
Levi Strauss & Co., Class A	140	2,542
lululemon athletica, Inc.(1)	80	23,415
Movado Group, Inc.	40	1,357
NIKE, Inc., Class B	520	61,802
Oxford Industries, Inc.	50	4,558
PVH Corp.	90	6,378
Ralph Lauren Corp.	90	9,098
Skechers USA, Inc., Class A(1)	120	4,728
Steven Madden Ltd.	130	4,833
Tapestry, Inc.	550	18,975
Under Armour, Inc., Class A(1)	170	1,799
Under Armour, Inc., Class C(1)	200	1,940
VF Corp.	230	11,606
Wolverine World Wide, Inc.	50	1,067
		199,884
Thrifts and Mortgage Finance — 0.7%
Axos Financial, Inc.(1)	110	4,251
Blue Foundry Bancorp(1)	80	958

Columbia Financial, Inc.(1)	50	1,040
Enact Holdings, Inc.	50	1,216
Essent Group Ltd.	210	8,986
Federal Agricultural Mortgage Corp., Class C	20	2,100
Flagstar Bancorp, Inc.	140	5,394
FS Bancorp, Inc.	40	1,210
Home Bancorp, Inc.	30	1,032
HomeStreet, Inc.	50	2,016
Kearny Financial Corp.	110	1,365
Merchants Bancorp	40	1,020
Meta Financial Group, Inc.	40	1,663
MGIC Investment Corp.	610	8,497
Mr. Cooper Group, Inc.(1)	90	3,902
New York Community Bancorp, Inc.	630	6,287
NMI Holdings, Inc., Class A(1)	210	3,908
Northfield Bancorp, Inc.	80	1,063
Northwest Bancshares, Inc.	210	2,707
OP Bancorp	80	986
PennyMac Financial Services, Inc.	80	3,922
Provident Financial Services, Inc.	120	2,759
Radian Group, Inc.	350	7,528
Rocket Cos., Inc., Class A	100	907
Southern Missouri Bancorp, Inc.	20	934
TFS Financial Corp.	70	1,051
TrustCo Bank Corp. NY	40	1,288
Walker & Dunlop, Inc.	90	9,568
Washington Federal, Inc.	110	3,570
Waterstone Financial, Inc.	60	1,037
WSFS Financial Corp.	120	5,134
		97,299
Trading Companies and Distributors — 1.0%
Air Lease Corp.	230	8,650
Applied Industrial Technologies, Inc.	40	4,137
Beacon Roofing Supply, Inc.(1)	20	1,228
BlueLinx Holdings, Inc.(1)	30	2,480
Fastenal Co.	360	19,282
GATX Corp.	80	8,636
H&E Equipment Services, Inc.	100	3,565
Herc Holdings, Inc.	70	8,206
Kaman Corp.	40	1,448
MRC Global, Inc.(1)	90	1,007
MSC Industrial Direct Co., Inc., Class A	50	4,247
Rush Enterprises, Inc., Class A	80	4,078
Rush Enterprises, Inc., Class B	30	1,485
SiteOne Landscape Supply, Inc.(1)	20	2,685
Titan Machinery, Inc.(1)	60	1,585
Triton International Ltd.	190	12,116
United Rentals, Inc.(1)	50	14,909
Univar Solutions, Inc.(1)	40	1,229
Veritiv Corp.(1)	40	5,814
W.W. Grainger, Inc.	60	29,224
Watsco, Inc.	20	5,113
WESCO International, Inc.(1)	30	3,767
		144,891

Water Utilities — 0.1%
American Water Works Co., Inc.	60	9,075
Wireless Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	160	4,149
Gogo, Inc.(1)	23	466
Shenandoah Telecommunications Co.	50	1,148
T-Mobile US, Inc.(1)	430	57,315
United States Cellular Corp.(1)	40	1,228
		64,306
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $15,355,703)		14,594,530
OTHER ASSETS AND LIABILITIES — 0.2%		26,122
TOTAL NET ASSETS — 100.0%		$14,620,652

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.